Note 7 - Retirement Benefits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Defined Contribution Plan, Employers Matching Contribution, Requisite Service Period	5 years
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0